Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 549,103,500.00
Previously Paid Amount	0.00
Total Fee Amount	75,831.19
Total Offset Amount	0.00
Net Fee	75,831.19
Narrative - Max Aggregate Offering Price	$ 549,103,500.00
Final Prospectus	true